Balance Sheet (Parenthetical)	Jun. 30, 2018 $ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	110,000,000
Common stock, shares issued	375,000
Common stock, shares outstanding	375,000